UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          11/14/05
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        56
                                               -------------

Form 13F Information Table Value Total:        $7,514,926
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ALBERTSONS INC                  COM        013104104    42,043   1,639,100    SH  PUT   SOLE          1,639,100
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AMER CASH ADVANCE CT    COM        00739W107    37,630   2,840,000    SH        SOLE          2,840,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS INC          COM        00751Y106   246,846   6,381,747    SH        SOLE          6,381,747
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V SPON ADR L SHS    02364W105   599,369  22,772,389    SH        SOLE         22,772,389
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC              COM        037833100   301,271   5,619,678    SH        SOLE          5,619,678
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM        075896100   207,700   5,169,232    SH        SOLE          5,169,232
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM        086516101   172,466   3,961,999    SH        SOLE          3,961,999
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM        115236101   146,566   2,949,600    SH        SOLE          2,949,600
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM        141705103   152,577   3,055,826    SH        SOLE          3,055,826
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM        143130102   120,507   3,853,773    SH        SOLE          3,853,773
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP            PAIRED CTF        143658300   122,311   2,447,200    SH        SOLE          2,447,200
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC     CL A        12497T101   114,887   2,335,100    SH        SOLE          2,335,100
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM        152312104   329,855   5,107,700    SH        SOLE          5,107,700
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP          COM        165167107    86,147   2,252,200    SH        SOLE          2,252,200
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE HLDGS INC   CL A        167760107    71,811     212,900    SH        SOLE            212,900
------------------------------------------------------------------------------------------------------------------------------------
CNET NETWORKS INC               COM        12613R104    40,897   3,013,816    SH        SOLE          3,013,816
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM        189754104    83,179   2,652,400    SH        SOLE          2,652,400
------------------------------------------------------------------------------------------------------------------------------------
CONOR MEDSYSTEMS INC            COM        208264101    21,663     921,844    SH        SOLE            921,844
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM        219350105   104,320   5,396,800    SH        SOLE          5,396,800
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM        21988R102    38,772     497,206    SH        SOLE            497,206
------------------------------------------------------------------------------------------------------------------------------------
COSTAR GROUP INC                COM        22160N109    26,266     562,198    SH        SOLE            562,198
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM        253393102   100,619   3,341,710    SH        SOLE          3,341,710
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM        277461109    31,629   1,300,000    SH  PUT   SOLE          1,300,000
------------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD      SUB VTG        303901102     8,695      50,000    SH  PUT   SOLE             50,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL       COM PAR $0.01        345370860     7,092     719,300    SH  PUT   SOLE            719,300
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC               COM NEW        368710406   163,780   1,944,900    SH        SOLE          1,944,900
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM        369604103   34,377    1,021,000    SH        SOLE          1,021,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM        375558103    4,460       91,476    SH        SOLE             91,476
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM        381317106  368,794    6,209,700    SH        SOLE          6,209,700
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                     CL A        38259P508  648,049    2,047,807    SH        SOLE          2,047,807
------------------------------------------------------------------------------------------------------------------------------------
ITC HLDGS CORP                  COM        465685105   27,537      950,200    SH        SOLE            950,200
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO           COM        46625H100  145,989    4,302,661    SH        SOLE          4,302,661
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                  COM        524901105   56,534      515,400    SH        SOLE            515,400
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                    CL A        526057104   64,182    1,074,000    SH        SOLE          1,074,000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM        58405U102   85,476    1,558,936    SH        SOLE          1,558,936
------------------------------------------------------------------------------------------------------------------------------------
MEDICIS PHARMACEUTICAL CORP CL A NEW       584690309   39,346    1,208,400    SH        SOLE          1,208,400
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC SPONSORED ADR      607409109  115,576    2,841,100    SH        SOLE          2,841,100
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                 COM        61166W101  218,740    3,485,900    SH        SOLE          3,485,900
------------------------------------------------------------------------------------------------------------------------------------
NET 1 UEPS TECHNOLOGIES INC     COM        64107N206   25,730    1,147,615    SH        SOLE          1,147,615
-----------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC       SPONSORED ADR        64110W102   82,681      918,574    SH        SOLE            918,574
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC              CL B NEW        62913F201  248,915    2,947,483    SH        SOLE          2,947,483
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM        683399109   45,405    1,818,400    SH        SOLE          1,818,400
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP         CL A        731572103   86,825    1,726,148    SH        SOLE          1,726,148
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM        745867101   59,015    1,375,000    SH        SOLE          1,375,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                    COM        747525103  206,372    4,611,664    SH        SOLE          4,611,664
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM        760975102  293,495    4,297,150    SH        SOLE          4,297,150
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM        76122Q105   54,135    1,827,027    SH        SOLE          1,827,027
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM        783764103  140,569    2,054,500    SH        SOLE          2,054,500
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM        78442P106  205,355    3,828,398    SH        SOLE          3,828,398
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM        889478103   85,168    1,906,600     SH       SOLE          1,906,600
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM        892356106   35,821      784,687    SH        SOLE            784,687
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP        COM        913017109  127,609    2,461,600    SH        SOLE          2,461,600
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM        91324P102  440,782    7,843,100    SH        SOLE          7,843,100
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM        G9618E107   87,489      144,850    SH        SOLE            144,850
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM        969904101   83,687    2,182,200    SH        SOLE          2,182,200
------------------------------------------------------------------------------------------------------------------------------------
WORLDSPACE INC                 CL A        981579105   17,915    1,271,500    SH        SOLE          1,271,500
------------------------------------------------------------------------------------------------------------------------------------